Stock Option Plans - Summary of Activity under Company's Stock Option Plans (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Shares available for grant, Beginning balance	1,194,000	352,000
Shares available for grant, Options authorized		1,600,000
Shares available for grant, Options granted		(1,036,000)
Shares available for grant, Options exercised
Shares available for grant, Options canceled		278,000
Shares available for grant, Ending balance	1,128,000	1,194,000	352,000
Shares outstanding, Beginning balance	2,608,000	2,067,000
Shares outstanding, Options granted	769,000	1,036,000
Shares outstanding, Options exercised	(378,000)	(217,000)
Shares outstanding, Options canceled		(278,000)
Shares outstanding, Ending balance	2,974,000	2,608,000	2,067,000
Shares outstanding, Vested and expected to vest		2,409,000
Shares outstanding, Exercisable		1,054,000
Weighted Average Exercise Price, Beginning balance	$ 8.56	$ 3.86
Weighted Average Exercise Price, Options granted	$ 14.87	$ 15.76
Weighted Average Exercise Price, Options exercised	$ 2.49	$ 1.18
Weighted Average Exercise Price, Options canceled		$ 6.24
Weighted Average Exercise Price, Ending balance		$ 8.56	$ 3.86
Weighted Average Exercise Price, Vested and expected to vest		$ 8.25
Weighted Average Exercise Price, Exercisable		$ 2.97
Weighted-Average remaining contractual life		8 years 1 month 6 days	7 years 8 months 12 days
Weighted-Average remaining contractual life, Vested and expected to vest		8 years
Weighted-Average remaining contractual life, Exercisable		6 years 6 months
Aggregate intrinsic value, Beginning balance	$ 24,158	$ 14,380
Aggregate intrinsic value, Ending balance		24,158	14,380
Aggregate intrinsic value, Vested and expected to vest		23,061
Aggregate intrinsic value, Exercisable		$ 15,610